License Agreement – Stevens Institute of Technology	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
License Agreement – Stevens Institute of Technology [Abstract]
License Agreement – Stevens Institute of Technology

Note 14. License Agreement – Stevens Institute of Technology

Effective December 17, 2020, QPhoton signed a License Agreement with the Stevens Institute (the “Stevens License Agreement”). The Stevens License Agreement enables the Company to commercially use technology such as licensed patents, licensed patent applications and licensed “Know-How” and is also able to issue sublicenses for the technology under the agreement. The agreement is effective until the later of: (i) the 30-year anniversary of the effective date, or (ii) the expiration of the licensed patent or licensed patent application that is last to expire. As part of the merger of the Company and QPhoton, the Stevens License Agreement was assigned to the Company.

During the term of the Stevens License Agreement and prior to any commercialization or sublicensing of the technology by the Company, the Company is required to submit annual reports to the Stevens Institute reporting on all research, development, and efforts toward commercialization and/or sublicensing made during the year. Once any commercialization and/or sublicensing has been initiated, the Company will deliver quarterly reports to the Stevens Institute reporting on the revenue received by the Company, all sublicenses derived from the sale of licensed products, and the net sales price associated with each transaction. The Company will be responsible for reimbursing Stevens for any costs associated with the prosecution and maintenance of the licensed patents and licensed patent applications moving forward.

Consideration for the Agreement

As consideration for the license and other rights granted under the agreement, QPhoton agreed to pay the following: (i) $35 thousand within 30 days of execution of the agreement, (ii) $28 thousand within 30 days of each annual anniversary of the effective date, (iii) equity in the Company equivalent to nine percent of the outstanding equity of the Company within 30 days of the execution of the agreement, and (iv) royalties of 3.5% of the net sales price of each licensed product sold or licensed by the company during the quarter then-ended, for which it also received payment, concurrent with the delivery of the relevant quarterly report.

As of September 30, 2024, the Company has begun to commercialize some of the licensed technology, though has not recognized any related revenue and hence has not incurred any royalty expenses payable to the Stevens Institute.

Note 15 – License Agreement – Stevens Institute of Technology

Effective December 17th, 2020, QPhoton signed a License Agreement with the Stevens Institute. The License Agreement enables the Company to commercially use technology such as licensed patents, licensed patent applications and licensed “Know-How”. QPhoton is also able to issue sublicenses for the technology under the agreement. The agreement is effective until the later of: (i) the 30-year anniversary of the effective date, or (ii) the expiration of the licensed patent or licensed patent application that is last to expire. As part of the merger of the Company and QPhoton, the Stevens License Agreement was assigned to the Company.

During the term of the agreement and prior to any commercialization or sublicensing of the technology by the Company, the Company shall be required to submit annual reports to the Stevens Institute reporting on all research, development, and efforts toward commercialization and/or sublicensing made during the year. Once any commercialization and/or sublicensing has been initiated, the Company shall deliver quarterly reports to the Stevens Institute reporting on the revenue received by the Company, all sublicenses derived from the sale of licensed products, and the net sales price associated with each transaction. The Company will be responsible for reimbursing Stevens for any costs associated with the prosecution and maintenance of the licensed patents and licensed patent applications moving forward.

Consideration for the agreement

As consideration for the license and other rights granted under the agreement, QPhoton agreed to pay the following: (i) $35 thousand within 30 days of execution of the agreement, (ii) $28 thousand within 30 days of each annual anniversary of the effective date, (iii) equity in the Company equivalent to nine percent of the membership units of the Company within 30 days of the execution of the agreement, and (iv) royalties of 3.5% of the Net Sales Price of each licensed product sold or licensed by the Company during the quarter then-ended, for which it also received payment, concurrent with the delivery of the relevant quarterly report.

As of December 31, 2023, the Company has begun to commercialize some of the licensed technology, though the Company has not recorded any related revenue and hence has not incurred any royalty expenses payable to the Stevens Institute.